Note 11 - Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Note 11 - Property, plant and equipment, net
Disclosure of detailed information about property, plant and equipment [text block]
Year ended December 31, 2023	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total
Cost
Values at the beginning of the year	815,763	12,857,494	402,485	252,379	55,526	14,383,647
Currency translation adjustment	1,863	53,282	1,675	1,462	199	58,481
Increase due to business combinations (*)	64,413	256,899	831	71,838	-	393,981
Additions	330	3,661	820	546,515	19,671	570,997
Transfers / Reclassifications	12,031	435,550	22,530	(471,381)	-	(1,270)
Disposals / Consumptions	(4,443)	(68,613)	(11,428)	(4,710)	(3,562)	(92,756)
Values at the end of the year	889,957	13,538,273	416,913	396,103	71,834	15,313,080

Depreciation and impairment
Accumulated at the beginning of the year	152,272	8,313,971	340,526	-	20,615	8,827,384
Currency translation adjustment	390	38,074	1,584	-	105	40,153
Depreciation charge	12,256	411,861	19,839	-	1,934	445,890
Transfers / Reclassifications	(16)	(391)	27	-	-	(380)
Disposals / Consumptions	(8)	(67,471)	(10,667)	-	-	(78,146)
Accumulated at the end of the year	164,894	8,696,044	351,309	-	22,654	9,234,901
At December 31, 2023	725,063	4,842,229	65,604	396,103	49,180	6,078,179

(*) Related to the GPC, Isoplus anticorrosion coating division, Republic Tube LLC’s OCTG pipe processing facility and Mattr’s pipe coating business unit acquisitions. For more information see note 34.

Year ended December 31, 2022	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total
Cost
Values at the beginning of the year	830,104	13,064,541	420,930	147,429	59,522	14,522,526
Currency translation adjustment	(1,601)	(71,347)	(1,838)	376	(174)	(74,584)
Increase due to business combinations (*)	-	-	-	187	-	187
Additions	-	2,271	734	334,912	8,150	346,067
Transfers / Reclassifications	9,829	184,915	16,221	(227,153)	-	(16,188)
Disposals / Consumptions	(22,569)	(322,886)	(33,562)	(3,372)	(11,972)	(394,361)
Values at the end of the year	815,763	12,857,494	402,485	252,379	55,526	14,383,647

Depreciation and impairment
Accumulated at the beginning of the year	139,941	8,199,724	353,639	-	4,421	8,697,725
Currency translation adjustment	(289)	(51,283)	(1,756)	-	130	(53,198)
Depreciation charge	13,577	432,648	21,022	-	20,485	487,732
Transfers / Reclassifications	(2)	(21,506)	(215)	-	-	(21,723)
Impairment charge (See note 5)	-	75,722	321	-	-	76,043
Disposals / Consumptions	(955)	(321,334)	(32,485)	-	(4,421)	(359,195)
Accumulated at the end of the year	152,272	8,313,971	340,526	-	20,615	8,827,384
At December 31, 2022	663,491	4,543,523	61,959	252,379	34,911	5,556,263

(*)Related to Parques Eólicos de la Buena Ventura S.A. acquisition.